RELATED PARTY TRANSACTIONS (Summary of Allocation of Selling General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Allocation Of Selling General And Administrative Expense [Line Items]
Selling, general and administrative expenses	$ 1,026,677	$ 637,109
Operating Expenses	2,849,016	2,141,178
Businesses Activity with Endeavor [Member]
Disclosure of Allocation Of Selling General And Administrative Expense [Line Items]
Selling, general and administrative expenses	98,526	93,733
Other Income Expense Net	(93)	789
Operating Expenses	$ 98,433	$ 94,522